Loss Per Ordinary Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Loss used in the computation of basic and diluted loss per ordinary share	$ (31,321,618)	$ (16,197,889)	$ (47,015,967)
Ordinary Shares
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	325,684,272	192,226,528	162,392,602
American Depositary Share
Earnings Per Share [Line Items]
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	65,136,854	38,445,306	32,478,520